Stock Awards (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	Six months ended June 30,
	2015	2014
Risk-free interest rate	1.25% - 1.44%	1.43%
Expected remaining term	3.55 - 4.50 Years	4.75 Years
Expected volatility	106.11% - 119.36%	93.89%
Dividend yield	—%	—%

	Year Ended December 31,
	2014	2013

Risk-free interest rate	1.43% - 1.57%	0.71% - 1.22%
Expected term	4.75 Years	4.75 Years
Expected volatility	93.89% - 105.79%	96.73% - 108.14%
Dividend yield	0%	0%

Schedule of Share-based Compensation, Activity [Table Text Block]

		Stock Options		Restricted Stock
	Shares Available for Grant	Number of Options Outstanding	Weighted Average Exercise Price	Number of Shares Outstanding	Weighted Average Grant-Date Fair Value
		(in thousands, except per share amounts)
Balance at January 1, 2015	895	188	$27.35	225	$4.54
Granted	(499)	361	$3.43	337	$4.03
Vested	—	—	$—	(71)	$4.54
Forfeited	37	—	$—	(13)	$4.53
Canceled	1	(1)	$278.32	—	$—
Balance at June 30, 2015	434	548	$11.34	478	$4.18

		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Awards	Grant-Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2013	2,951	11,489	$416.70	6	$139.15
Granted	(1,887)	1,887	$49.50	—	$—
Vested	—	—	$—	(6)	$139.15
Forfeited	1,247	(1,247)	$106.67	—	$—
Canceled	468	(776)	$937.83	—	$—

Balance at December 31, 2013	2,779	11,353	$353.92	—	$—
2008 Plan Amendments	1,200,000	—	—	—	$—
Granted	(320,970)	178,490	$8.79	241,412	$4.80
Vested	—	—	$—	(6,412)	$14.00
Forfeited	10,604	(604)	$80.10	(10,000)	$4.57
Canceled	1,994	(2,027)	$204.66	—	$—

Balance at December 31, 2014	894,407	187,212	$27.35	225,000	$4.54

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average	Weighted
		Remaining	Average	Aggregate
	Number of	Contractual	Exercise	Intrinsic
Options	Shares	Life (in Years)	Price	Value

Outstanding	187,212	6.43	$27.35	$—
Vested and expected to vest	171,389	6.41	$29.40	$—
Exercisable	80,778	6.17	$55.35	$—